Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Property, Plant and Equipment

	Oyu Tolgoi
Year Ended December 31, 2019	Mineral property interests	Plant and equipment (b)	Capital works in progress	Other capital assets	Total

Net book value:

January 1, 2019 as previously reported	$799,113	$3,263,447	$4,775,745	$-	$8,838,305

Impact of change in accounting policy (Note 2)	-	14,431	-	-	14,431

January 1, 2019 restated	$799,113	$3,277,878	$4,775,745	$-	$8,852,736

Additions	56,083	430	1,299,162	1,131	1,356,806

Interest capitalized (Note 7)	-	-	396,922	-	396,922

Changes to decommissioning obligations	(32,688)	-	-	-	(32,688)

Depreciation for the period	(46,985)	(144,825)	-	(81)	(191,891)

Impairment charges (c)	(52,007)	(180,192)	(364,707)	-	(596,906)

Disposals and write offs	-	(2,184)	(148)	-	(2,332)

Transfers and other movements	-	175,224	(175,224)	-	-

December 31, 2019	$723,516	$3,126,331	$5,931,750	$1,050	$9,782,647

Cost	1,270,641	4,840,318	6,296,457	1,131	12,408,547

Accumulated depreciation / impairment	(547,125)	(1,713,987)	(364,707)	(81)	(2,625,900)

December 31, 2019	$723,516	$3,126,331	$5,931,750	$1,050	$9,782,647

Non-current assets pledged as security (a)	$723,516	$3,126,331	$5,931,750	$-	$9,781,597

	Oyu Tolgoi
Year Ended December 31, 2018	Mineral property interests	Plant and equipment	Capital works in progress	Other capital assets	Total

Net book value:

January 1, 2018	$834,310	$3,197,491	$3,315,171	$-	$7,346,972

Additions	21,137	-	1,328,927	-	1,350,064

Interest capitalized (Note 7)	-	-	334,668	-	334,668

Depreciation for the period	(56,334)	(133,070)	-	-	(189,404)

Disposals and write offs	-	(3,995)	-	-	(3,995)

Transfers and other movements	-	203,021	(203,021)	-	-

December 31, 2018	$799,113	$3,263,447	$4,775,745	$-	$8,838,305

Cost	1,247,246	4,729,132	4,775,745	1,152	10,753,275

Accumulated depreciation	(448,133)	(1,465,685)	-	(1,152)	(1,914,970)

December 31, 2018	$799,113	$3,263,447	$4,775,745	$-	$8,838,305

Non-current assets pledged as security (a)	$799,113	$3,263,447	$4,775,745	$-	$8,838,305

(a)
In addition to property, plant and equipment, at December 31, 2019 current and non-current
inventory of $175.7 million (December 31, 2018 - $243.0 million) and $29.0 million (December 31, 2018 - $18.7 million) respectively, and cash at bank and on hand of $86.2 million (December 31, 2018 - $124.0 million) are pledged as security for the project finance facility.

(b)	Plant and equipment comprises owned and leased assets :

Schedule of detailed information about property and plant equipment and leased assets

December 31, 2019

Plant and equipment owned	$9,773,937
Right of use assets	8,710
$9,782,647

Summary of quantitative information about right- of-use assets
The Company leases certain assets including warehouse and office facilities as well as transportation equipment, substantially all at Oyu Tolgoi. Information about leases for which the Company is a lessee is presented below:

Plant and Equipment
January 1, 2019	$14,431
Additional lease post transition date	1,561
Depreciation for the period	(7,282)
December 31, 2019	$8,710